Note 1 - Segment Information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales		$ 5,146,734	$ 7,294,055	$ 7,658,588
Total assets		13,716,189	14,842,991	14,251,299
Trade receivables		968,148	1,348,160	1,737,366
Property, plant and equipment, net		6,193,181	6,090,017	6,063,908
Capital expenditures		193,322	350,174	349,473
Depreciation and amortization		678,806	539,521	664,357
North America [member]
Disclosure of operating segments [line items]
Net sales		2,179,949	3,429,911	3,611,509
Total assets		8,071,574	7,885,120	7,971,311
Trade receivables		411,692	612,809	791,190
Property, plant and equipment, net		3,971,101	3,771,570	3,859,060
Capital expenditures		71,531	169,390	196,220
Depreciation and amortization		408,546	276,046	441,705
South America [member]
Disclosure of operating segments [line items]
Net sales		776,235	1,391,288	1,462,044
Total assets		1,868,458	2,227,044	2,489,522
Trade receivables		115,972	176,173	280,801
Property, plant and equipment, net		1,050,619	1,129,260	1,133,113
Capital expenditures		63,111	113,999	68,603
Depreciation and amortization		106,827	105,308	108,558
Europe [member]
Disclosure of operating segments [line items]
Net sales		642,793	738,880	724,733
Total assets		1,461,738	2,282,775	1,913,589
Trade receivables		139,427	149,321	215,202
Property, plant and equipment, net		823,057	816,721	848,178
Capital expenditures		39,691	55,169	77,467
Depreciation and amortization		84,518	82,400	82,769
Middle East and Africa [member]
Disclosure of operating segments [line items]
Net sales		1,227,532	1,382,172	1,559,988
Total assets		804,559	958,424	588,746
Trade receivables		210,194	319,406	383,358
Property, plant and equipment, net		242,939	254,858	94,040
Capital expenditures		10,452	4,578	2,047
Depreciation and amortization		44,259	42,520	10,389
Asia Pacific [member]
Disclosure of operating segments [line items]
Net sales		320,225	351,804	300,314
Total assets		552,508	609,663	482,563
Trade receivables		90,863	90,451	66,815
Property, plant and equipment, net		105,465	117,608	129,517
Capital expenditures		8,537	7,038	5,136
Depreciation and amortization		34,656	33,247	20,936
Unallocated [member]
Disclosure of operating segments [line items]
Net sales
Total assets	[1]	957,352	879,965	805,568
Trade receivables
Property, plant and equipment, net
Capital expenditures
Depreciation and amortization

[1]	For 2020, 2019 and 2018 includes Investments in non-consolidated companies. See note 13.